Discontinued operations (Tables)	6 Months Ended
Feb. 28, 2023
Win view Inc [member]
IfrsStatementLineItems [Line Items]
Schedule of cash flow in discontinued operation

Results from the discontinued operations for Winview and the related cash flows are as follows:

	For the three months ended		For the six months ended
	February 28, 2023	February 28, 2022	February 28, 2023	February 28, 2022
			$	$
Revenues
Revenue	-	45,136	-	54,156

Operating expenses
Salaries and wages	-	605,264	-	1,184,544
Consulting	-	388,747	-	756,027
Professional fees	106,958	95,430	108,554	325,017
Sponsorships and tournaments	-	46,326	15,155	107,945
Advertising and promotion	-	214,882	-	354,093
Office and general	11,047	152,544	21,322	306,269
Technology expenses	-	19,537	-	39,208
Amortization and depreciation	-	488,555	-	977,109
Impairment expense	-	-	-	-
Restructuring Costs	-	-	2,242	-
Interest expense	9,271	10,063	15,159	18,332
(Gain) loss on foreign exchange	351	1,218	852	1,218
Non-operational professional fees	50,000	625,944	10,933	1,600,391
Net income (loss) from discontinued operations	(177,627)	(2,603,374)	(174,217)	(5,615,997)

Schedule of cash flow in discontinued operation

	For the six months ended
	February 28, 2023	February 28, 2022

Net cash provided by (used in) operating activities	(99,525)	110,929
Net cash used in financing activities	32,761	(106,212)
Change in cash	(66,764)	4,717
Cash, beginning of period	20,612	52,746
Cash, end of period	(46,152)	57,463

UMG [member]
IfrsStatementLineItems [Line Items]
Schedule of cash flow in discontinued operation

Results from the discontinued operations for UMG and the related cash flows are as follows:

	For the three months ended		For the six months ended
	February 28, 2023	February 28, 2022	February 28, 2023	February 28, 2022
			$	$
Revenues
Revenue	7,022	221,899	14,065	245,729

Operating expenses
Salaries and wages	1,335	343,458	1,335	680,797
Consulting	-	-	-	-
Professional fees	840	17,666	1,980	3,701
Sponsorships and tournaments	(121,827)	189,720	(121,827)	577,187
Advertising and promotion	126,202	6,212	29	16,243
Office and general	212	20,559	633	36,953
Technology expenses	116	34,533	3,316	62,347
Amortization and depreciation	6,672	111,764	22,131	240,609
Impairment expense	-	266,470	-	266,470
Restructuring Costs	-	90,539	-	90,539
Interest expense	120	4,360	265	9,497
(Gain) loss on foreign exchange	(966)	1,376	(13,377)	30,166
Net income (loss) from discontinued operations	(5,682)	(864,758)	119,580	(1,768,780)

Schedule of cash flow in discontinued operation

	For the six months ended
	February 28, 2023	February 28, 2022

Net cash provided by (used in) operating activities	(8,402)	(263,996)
Net cash used in financing activities	-	(43,273)
Change in cash	(8,402)	(307,269)
Cash, beginning of period	109,378	175,296
Cash, end of period	100,976	(131,973)

Eden games [member]
IfrsStatementLineItems [Line Items]
Schedule of cash flow in discontinued operation

Results of discontinued operations for Eden and the related cash flows are as follows:

	For the three months ended		For the six months ended
	February 28, 2023	February 28, 2022	February 28, 2023	February 28, 2022
			$	$
Revenues
Revenue	-	2,223,077	-	4,325,203

Operating expenses
Salaries and wages	-	891,134	-	1,784,054
Consulting	-	271,534	-	693,619
Professional fees	-	-	-	-
Sponsorships and tournaments	-	-	-	-
Advertising and promotion	-	-	-	-
Office and general	-	9,602	-	185,096
Technology expenses	-	-	-	-
Amortization and depreciation	-	109,894	-	222,989
Share-based payments	-	(46)	-	(94)
Interest expense	-	3,209	-	7,161
(Gain) loss on foreign exchange	-	6,546	-	39,350
Net income (loss) from discontinued operations	-	931,204	-	1,393,028

Eden games SA [Member]
IfrsStatementLineItems [Line Items]
Schedule of cash flow in discontinued operation

	For the six months ended
	February 28, 2023	February 28, 2022
	$	$

Net cash provided by (used in) operating activities	-	55,334
Net cash used in financing activities	-	(50,714)
Change in cash	-	4,620
Cash, beginning of period	-	270,571
Cash, end of period	-	275,191

Motorsports group [member]
IfrsStatementLineItems [Line Items]
Schedule of cash flow in discontinued operation

Results of discontinued operations for the Motorsports Group are as follows:

For the six months ended
	February 28, 2023	February 28, 2022
	$	$

Net cash provided by (used in) operating activities	-	-
Disposal of Motorsports	-	-
Change in cash	-	-
Cash, beginning of period	-	-
Cash, end of period	-	-